Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Unrecognized Compensation Cost [Abstract]
2014	$ 2,862
2015	1,210
2016	332
Total	$ 4,404